Note F - Equipment and Leashold Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2012	2011

Equipment	$302,052	$302,052
Furniture and fixtures	99,199	99,199
Software	28,624	28,624
Leasehold improvements	39,975	39,975
	469,850	469,850

Less accumulated depreciation and amortization	(445,583)	(416,980)

Total	$24,267	$52,870